FINANCIAL INSTRUMENTS - Summary of assets and liabilities based on categories (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 4,848	$ 5,392	$ 5,358	$ 6,400
Restricted cash	50	84
Trade accounts receivable and other	4,508	3,476
Inventories	19,283	18,589
Prepaid expenses and other current assets	3,163	3,027
Assets classified as held for sale	140	37
Total current assets	31,992	30,605
Non-current assets:
Goodwill and intangible assets	5,461	5,252
Property, plant and equipment and biological assets	41,399	41,041
Investments in associates and joint ventures	9,937	10,393
Other investments	283	353
Deferred tax assets	8,561	8,860
Other assets	1,517	1,199
Total non-current assets	67,158	67,098
Total assets	99,150	97,703
Current liabilities:
Short-term debt and current portion of long-term debt	2,694	2,739
Trade accounts payable and other	12,932	13,008
Short-term provisions	939	1,039
Accrued expenses and other liabilities	5,321	5,168
Income tax liabilities	455	547
Liabilities classified as held for sale	54	19
Total current liabilities	22,395	22,520
Non-current liabilities:
Long-term debt, net of current portion (note 9)	11,727	10,671
Deferred tax liabilities	2,328	2,294
Deferred employee benefits	2,428	2,526
Long-term provisions	1,889	1,616
Other long-term obligations	1,560	1,540
Total non-current liabilities	19,932	18,647
Equity:
Equity attributable to the equity holders of the parent	54,820	54,466
Non-controlling interests	2,003	2,070
Total equity	56,823	56,536	$ 56,470	$ 51,286
Total liabilities and equity	99,150	$ 97,703
Restricted cash and cash equivalents environmental obligations	35
Restricted cash and cash equivalents mandatory convertible bonds	13
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	924
Accrued expenses and other liabilities	1,385
Income tax liabilities	455
Liabilities classified as held for sale	54
Total current liabilities	2,818
Non-current liabilities:
Long-term debt, net of current portion (note 9)	0
Deferred tax liabilities	2,328
Deferred employee benefits	2,428
Long-term provisions	1,886
Other long-term obligations	349
Total non-current liabilities	6,991
Equity:
Equity attributable to the equity holders of the parent	54,820
Non-controlling interests	2,003
Total equity	56,823
Total liabilities and equity	66,632
Financial liabilities | Liabilities at amortised cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,694
Trade accounts payable and other	12,932
Short-term provisions	15
Accrued expenses and other liabilities	3,592
Income tax liabilities	0
Liabilities classified as held for sale	0
Total current liabilities	19,233
Non-current liabilities:
Long-term debt, net of current portion (note 9)	11,727
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	3
Other long-term obligations	956
Total non-current liabilities	12,686
Equity:
Equity attributable to the equity holders of the parent	0
Non-controlling interests	0
Total equity	0
Total liabilities and equity	31,919
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	0
Accrued expenses and other liabilities	344
Income tax liabilities	0
Liabilities classified as held for sale	0
Total current liabilities	344
Non-current liabilities:
Long-term debt, net of current portion (note 9)	0
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	255
Total non-current liabilities	255
Equity:
Equity attributable to the equity holders of the parent	0
Non-controlling interests	0
Total equity	0
Total liabilities and equity	599
Non-financial assets
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	19,283
Prepaid expenses and other current assets	1,503
Assets classified as held for sale	140
Total current assets	20,926
Non-current assets:
Goodwill and intangible assets	5,461
Property, plant and equipment and biological assets	41,250
Investments in associates and joint ventures	9,937
Other investments	0
Deferred tax assets	8,561
Other assets	534
Total non-current assets	65,743
Total assets	86,669
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	4,848
Restricted cash	50
Trade accounts receivable and other	4,008
Inventories	0
Prepaid expenses and other current assets	1,208
Assets classified as held for sale	0
Total current assets	10,114
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	707
Total non-current assets	707
Total assets	10,821
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	0
Assets classified as held for sale	0
Total current assets	0
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	149
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	136
Total non-current assets	285
Total assets	285
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	500
Inventories	0
Prepaid expenses and other current assets	0
Assets classified as held for sale	0
Total current assets	500
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	283
Deferred tax assets	0
Other assets	0
Total non-current assets	283
Total assets	783
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	452
Assets classified as held for sale	0
Total current assets	452
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	140
Total non-current assets	140
Total assets	$ 592